Portfolio of Investments (unaudited)
As of July 31, 2025
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—100.2%
AUSTRALIA—1.0%
Materials—1.0%
Rio Tinto PLC, ADR	46,800	$ 2,797,236
BRAZIL—1.7%
Industrials—1.7%
Motiva Infraestrutura de Mobilidade SA	903,500	1,986,246
Rumo SA	933,800	2,758,267
		4,744,513
CANADA—1.2%
Energy—1.2%
Enbridge, Inc.(a)	74,100	3,355,989
CHINA—2.7%
Communication Services—1.9%
Tencent Holdings Ltd.	73,300	5,131,894
Industrials—0.8%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	61,183	2,240,018
Total China		7,371,912
DENMARK—2.5%
Consumer Discretionary—0.8%
Pandora AS	13,000	2,146,243
Financials—1.0%
Tryg AS	113,300	2,733,013
Health Care—0.7%
Novo Nordisk AS, Class B	42,600	1,981,239
Total Denmark		6,860,495
FRANCE—5.5%
Consumer Discretionary—0.6%
LVMH Moet Hennessy Louis Vuitton SE	3,200	1,717,798
Consumer Staples—1.8%
Danone SA	33,200	2,716,982
Pernod Ricard SA	21,100	2,168,419
		4,885,401
Energy—0.9%
TotalEnergies SE, ADR(a)	41,200	2,453,460
Industrials—1.1%
Teleperformance SE	30,200	2,944,232
Utilities—1.1%
Engie SA	134,900	3,032,311
Total France		15,033,202
GERMANY—4.7%
Communication Services—1.2%
Deutsche Telekom AG	90,200	3,235,104
Consumer Discretionary—0.9%
Mercedes-Benz Group AG	45,800	2,593,207
Financials—1.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,300	3,469,754
Utilities—1.3%
RWE AG	84,100	3,450,218
Total Germany		12,748,283
Shares or Principal Amount		Value

HONG KONG—1.3%
Financials—1.3%
Hong Kong Exchanges & Clearing Ltd.	64,500	$ 3,490,662
IRELAND—1.0%
Information Technology—1.0%
Accenture PLC, Class A	10,200	2,724,420
ISRAEL—0.7%
Energy—0.7%
Energean PLC	163,600	1,978,014
JAPAN—2.0%
Consumer Discretionary—0.5%
Sumitomo Forestry Co. Ltd.	141,900	1,425,477
Financials—1.5%
Mitsubishi UFJ Financial Group, Inc.	288,300	3,973,572
Total Japan		5,399,049
NETHERLANDS—3.8%
Financials—1.5%
ING Groep NV	173,300	4,038,831
Information Technology—2.3%
ASML Holding NV	4,600	3,188,135
BE Semiconductor Industries NV	23,700	3,202,147
		6,390,282
Total Netherlands		10,429,113
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	280,300	3,632,452
TAIWAN—3.4%
Information Technology—3.4%
Hon Hai Precision Industry Co. Ltd.	467,700	2,750,300
Taiwan Semiconductor Manufacturing Co. Ltd.	170,200	6,552,573
		9,302,873
UNITED KINGDOM—5.3%
Consumer Discretionary—0.9%
Taylor Wimpey PLC	1,878,300	2,527,224
Financials—0.9%
London Stock Exchange Group PLC	20,700	2,523,226
Health Care—1.4%
AstraZeneca PLC, ADR(a)	49,900	3,647,191
Industrials—1.2%
BAE Systems PLC	138,900	3,314,239
Real Estate—0.9%
UNITE Group PLC, REIT	252,100	2,485,553
Total United Kingdom		14,497,433
UNITED STATES—62.1%
Communication Services—3.8%
Alphabet, Inc., Class C(a)	39,200	7,560,112
U.S. Cellular Corp.(c)	38,002	2,771,486
		10,331,598
Consumer Discretionary—6.0%
Brightstar Lottery PLC	235,800	3,499,272
Lowe's Cos., Inc.(a)	16,100	3,599,477

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2025
abrdn Global Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Discretionary (continued)
Meritage Homes Corp.	18,800	$ 1,265,992
NIKE, Inc., Class B	30,200	2,255,638
TJX Cos., Inc.(a)	28,500	3,549,105
Wyndham Hotels & Resorts, Inc.	26,200	2,253,200
		16,422,684
Consumer Staples—5.4%
Coca-Cola Co.(a)	47,100	3,197,619
Keurig Dr. Pepper, Inc.	98,200	3,206,230
Mondelez International, Inc., Class A(a)	43,000	2,781,670
Nestle SA	28,810	2,517,333
Target Corp.(a)	30,200	3,035,100
		14,737,952
Energy—1.9%
Schlumberger NV	47,900	1,619,020
Williams Cos., Inc.(a)	59,400	3,561,030
		5,180,050
Financials—9.4%
Bank of America Corp.(a)	72,300	3,417,621
Blackstone, Inc.	22,900	3,960,784
CME Group, Inc.	12,300	3,422,844
Fidelity National Information Services, Inc.	39,539	3,139,792
Goldman Sachs Group, Inc.	6,000	4,341,540
JPMorgan Chase & Co.	14,800	4,384,352
MetLife, Inc.	41,000	3,113,950
		25,780,883
Health Care—7.5%
AbbVie, Inc.(a)	20,112	3,801,570
Becton Dickinson & Co.	12,400	2,210,300
CVS Health Corp.	33,200	2,061,720
Medtronic PLC(a)	29,000	2,616,960
Merck & Co., Inc.	32,400	2,531,088
Roche Holding AG	9,600	2,995,901
Sanofi SA	32,600	2,926,522
UnitedHealth Group, Inc.(a)	5,592	1,395,540
		20,539,601
Industrials—6.4%
FedEx Corp.(a)	13,700	3,061,813
Ferrovial SE	53,847	2,760,354
Honeywell International, Inc.	12,400	2,757,140
Norfolk Southern Corp.	12,000	3,336,000
Schneider Electric SE	11,800	3,053,760
Waste Management, Inc.	10,600	2,429,096
		17,398,163
Information Technology—15.3%
Amdocs Ltd.	23,200	1,980,352
Analog Devices, Inc.	11,700	2,628,171
Apple, Inc.(a)	36,400	7,555,548
Broadcom, Inc.(a)	36,800	10,808,160
Shares or Principal Amount		Value

Cisco Systems, Inc.	57,700	$ 3,928,216
Microsoft Corp.(a)	22,500	12,003,750
Oracle Corp.	12,100	3,070,617
		41,974,814
Materials—1.4%
Linde PLC	8,300	3,836,978
Real Estate—1.8%
American Tower Corp., REIT	11,500	2,396,485
Gaming & Leisure Properties, Inc., REIT(a)	53,991	2,460,910
		4,857,395
Utilities—3.2%
CMS Energy Corp.(a)	42,200	3,114,360
FirstEnergy Corp.	59,600	2,545,516
NextEra Energy, Inc.(a)	42,800	3,041,368
		8,701,244
Total United States		169,761,362
Total Common Stocks		274,127,008
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services —0.0%
Fixed Income Pass-Through Trust, 0.00%, 01/15/2087(c)(d)	$500,000	–
Total Corporate Bonds		–
PREFERRED STOCKS—1.6%
SOUTH KOREA—1.6%
Information Technology—1.6%
Samsung Electronics Co. Ltd.(a)	107,100	4,409,783
Total Preferred Stocks		4,409,783
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(e)	2,735,159	2,735,159
Total Short-Term Investment		2,735,159
Total Investments (Cost $224,762,144)—102.8%		281,271,950
Liabilities in Excess of Other Assets—(2.8%)		(7,723,956)
Net Assets—100.0%		$273,547,994

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Non-income producing security.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.
Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2025
abrdn Global Dynamic Dividend Fund

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
As of July 31, 2025, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/09/2025	Royal Bank of Canada	USD	22,986,664	EUR	19,400,000	$22,236,033	$750,631

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
4

Notes to Portfolio of Investments  (concluded)
July 31, 2025 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5